Variable Interest Entities - Narrative (Details)				1 Months Ended	12 Months Ended			14 Months Ended
	Dec. 30, 2014 USD ($)	Jun. 28, 2013 USD ($)	Jun. 28, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) rig	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 02, 2014 USD ($)
Sale Leaseback Transaction [Line Items]
Number of semi submersible rigs under sale leaseback arrangements | rig					2
Term of lease contracts					15 years
Long-term debt due to related parties				$ 351,000,000	$ 438,000,000	$ 351,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest						13,000,000		$ 209,000,000
Amount due from related party - current				402,000,000	639,000,000	402,000,000
Short-term amounts to related party				189,000,000	152,000,000	189,000,000
Variable Interest Entity, Primary Beneficiary | North Atlantic Drilling | West Linus
Sale Leaseback Transaction [Line Items]
Contingent consideration arrangements, maximum		$ 600,000,000
Lease term		15 years
SFL West Polaris Limited
Sale Leaseback Transaction [Line Items]
Percentage of voting interests acquired	100.00%
Loans assumed	$ 97,000,000
Total acquisition price	111,000,000			111,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest	$ 7,000,000
Additional paid in capital
Sale Leaseback Transaction [Line Items]
Deemed contribution to Seadrill shareholders from non-controlling interest						6,000,000	$ (209,000,000)
Additional paid in capital | SFL West Polaris Limited
Sale Leaseback Transaction [Line Items]
Deemed contribution to Seadrill shareholders from non-controlling interest					6,000,000
Affiliated Entity | West Linus
Sale Leaseback Transaction [Line Items]
Amount due from related party - current				14,000,000		14,000,000
Affiliated Entity | Ship Finance
Sale Leaseback Transaction [Line Items]
Long-term debt due to related parties				351,000,000	$ 387,000,000	351,000,000
Interest rate on related party debt					4.50%
Affiliated Entity | Ship Finance | North Atlantic Drilling
Sale Leaseback Transaction [Line Items]
Long-term debt due to related parties		$ 195,000,000	$ 195,000,000		$ 125,000,000
Interest rate on related party debt			4.50%
Affiliated Entity | SFL Deepwater Ltd
Sale Leaseback Transaction [Line Items]
Amount due from related party - current				45,000,000		45,000,000
Short-term amounts to related party					8,000,000
Affiliated Entity | SFL Hercules Ltd
Sale Leaseback Transaction [Line Items]
Amount due from related party - current				$ 5,000,000		$ 5,000,000
Short-term amounts to related party					$ 20,000,000